FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Schedule of Capital Risk (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments [Abstract]
Net cash	$ 72	$ 528	$ 853
Total equity	0	51	203	$ 82
Capital	$ 72	$ 579	$ 1,056